Share capital and premium related to the share capitals	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Share capital and premium related to the share capitals

Note 15. Share capital and premium related to the share capitals

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in €

Balance as of January 1, 2025	5,889	494,288	100,093,873	0.05
Allocation of prior period loss		(62,999)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting	13	3	231,356
Non-cash stock-based compensation expense	-	2,258	-
Balance as of June 30, 2025	5,902	433,549	100,325,229	0.05

Balance as of January 1, 2026	5,903	437,445	100,339,441	0.05
Allocation of prior period loss	-	(69,847)	-
Exercise of share warrants, employee warrants, stock-options and vesting of free-shares (1)	21	198	358,717
Non-cash stock-based compensation expense	-	3,952	-
Balance as of June 30, 2026	5,924	371,749	100,698,158	0.05

Capital evolution during the six-month period ended June 30, 2026

(1) During the six-month period ended June 30, 2026, 358,717 ordinary shares were issued to the benefit of Cellectis employees related to free share plans which met vesting conditions and exercises of stock-options.